J. & W. Seligman & Co.
                                  Incorporated





                                                   May 1, 1998



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:   Seligman Portfolios, Inc.
      File Nos. 33-15253 and 811-5221

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information filed electronically on April 28, 1998 with the Securities and Exchange Commission as part of the Fund's Registration Statement is identical to that which would have been filed pursuant to Rule 497(c).

      If you have any questions, please do not hesitate to call me at (212) 850-1375.

                                                   Very truly yours,

                                                   /s/Cindy Gorgoretti

                                                   Cindy Gorgoretti
                                                   Legal Assistant

CG:cg

          100 Park Avenue o New York, New York 10017 o (212) 850-1864